UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $955,333 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    32704  1400000 SH       SOLE                  1400000
ANNTAYLOR STORES CORP          COM              036115103    16758  2904300 SH       SOLE                  2904300
APACHE CORP                    COM              037411105    54780   735000 SH       SOLE                   735000
COMCAST CORP NEW               CL A             20030N101    64144  3800000 SH       SOLE                  3800000
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202      206  2576930 SH       SOLE                  2576930
DOLLAR FINL CORP               COM              256664103    17400  1689307 SH       SOLE                  1689307
DYNCORP INTL INC               CL A             26817C101    34596  2280585 SH       SOLE                  2280585
EBAY INC                       COM              278642103    92136  6600000 SH       SOLE                  6600000
GRAFTECH INTL LTD              COM              384313102    37440  4500000 SH       SOLE                  4500000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    17931  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   123169  4340000 SH       SOLE                  4340000
INTEL CORP                     COM              458140100    46179  3150000 SH       SOLE                  3150000
NOKIA CORP                     SPONSORED ADR    654902204    51870  3325000 SH       SOLE                  3325000
NOVAMERICAN STEEL INC          COM              66986M100     2263  3377864 SH       SOLE                  3377864
PFIZER INC                     COM              717081103   141680  8000000 SH       SOLE                  8000000
REPUBLIC AWYS HLDGS INC        COM              760276105    22618  2119773 SH       SOLE                  2119773
SEAGATE TECHNOLOGY             SHS              G7945J104    12604  2845252 SH       SOLE                  2845252
SK TELECOM LTD                 SPONSORED ADR    78440P108    10182   560041 SH       SOLE                   560041
TENET HEALTHCARE CORP          COM              88033G100    24150 21000000 SH       SOLE                 21000000
TFS FINL CORP                  COM              87240R107    92163  7144400 SH       SOLE                  7144400
TIME WARNER INC                COM              887317105    60360  6000000 SH       SOLE                  6000000